Short-Term Borrowings and Long-Term Debt (Aggregate Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
2018	¥ 7,636
2019	5,657
2020	3,237
2021	1,356
2022 and thereafter	229
Long-term debt	¥ 18,115	¥ 17,881